Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2020	2019
	(in thousands)
Cost:
Laboratory equipment*	$4,705	$4,667
Computers	304	291
Office furniture and equipment	198	198
Leasehold improvements	$6,653	6,653
	$11,860	$11,809
Less:
Accumulated depreciation	$5,228	$4,034
Property and Equipment, net	$6,632	$7,775

*Laboratory equipment category includes the finance lease (see also Note 5) with cost of $1.1 million as of December 31, 2020 and 2019. The related accumulated depreciation for the finance lease as of December 31, 2020 and 2019 is $0.5 million and $0.3 million, respectively.